Consolidated Statements of Operations and Comprehensive Loss - Schedule of Sales and Marketing Expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	€ 6,756,595	€ 4,001,299
Third-party expenses [Member]
Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	2,010,120	1,021,082
Marketing Expenses [Member]
Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	1,573,628	830,076
Employee benefits expenses [Member]
Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	1,806,151	1,040,587
equity-settled share-based payment expense [Member]
Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	191,111	67,462
Legal and consulting fees [Member]
Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	910,146	1,054,971
Other expenses [Member]
Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	€ 456,550	€ 54,583